Tax-Free Instruments Trust

15TH ANNUAL REPORT MARCH 31, 1998

ESTABLISHED 1981
[Graphic]

Dear Shareholder:

Tax-Free Instruments Trust was created in 1981, and I am pleased to present its 15th Annual Report.

This report covers the 12-month reporting period from April 1, 1997 through March 31, 1998. It begins with a discussion with the trust's portfolio manager, Jeff A. Kozemchak, Vice President of Federated Management. Following his discussion you will find a complete listing of the trust's municipal money market holdings and the publication of the trust's financial statements.

In Tax-Free Instruments Trust, your ready cash is at work pursuing daily income free from federal regular income tax.* You have the comfort of knowing that the trust is managed to keep the value of your investment at a stable $1.00 per share which the trust has maintained since its inception.** You also have daily access to your invested cash.

On March 31, 1998, the trust's $1.9 billion portfolio was invested among more than 280 money market securities issued by municipalities across the United States. Tax-free dividends paid to shareholders during the reporting period totaled $0.03 per share for both Investment Shares and Institutional Service Shares.

Thank you for your participation in the daily, tax-free earning power of Tax-Free Instruments Trust. We will continue to keep you up-to-date on your investment, and, as always, we welcome your comments and suggestions.

Sincerely,

Glen R. Johnson

President

May 15, 1998

* Income may be subject to the federal alternative minimum tax and state and local taxes.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in this fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW
[Graphic]
Jeff A. Kozemchak, CFA
Vice President
Federated Management

[Graphic]

WHAT IS YOUR REVIEW OF THE ECONOMIC AND INTEREST RATE ENVIRONMENT DURING THE TRUST'S FISCAL YEAR ENDED MARCH 31, 1998?

During the trust's fiscal year, the Federal Reserve Board (the "Fed") kept monetary policy unchanged despite robust economic growth in the U.S. The economy posted a rate of growth of over 3% for the last three quarters of 1997, and has continued at this above-trend pace so far in 1998. Over most of the spring and summer of last year, the continued benign inflation picture soothed a market that would otherwise have been unsettled at such a vigorous pace of growth. Toward the end of the third quarter of 1997, signs of tight labor markets began to build expectations of a need for a tightening by the Fed as added insurance against inflation. However, dramatic declines in the Asian equity markets in the fourth quarter of 1997 curtailed this expectation, and overseas developments dominated the rest of the year. Concern over the situation and its resulting impact on the domestic economy abated somewhat by the end of the reporting period in March 1998. The Fed remained on hold, content to wait until the economic picture became more clear.

Movements in short-term Treasury securities -- particularly Treasury bills -- were strongly influenced by technical factors over the period. A reduction in the overall size of Treasury bills due to improvement in the federal budget deficit kept these securities well-bid and trading well below the 5.50% Fed Funds Target Rate. In addition, a periodic flight-to-quality to these securities from investors seeking a safe haven from the turmoil overseas also drove their yields lower. Reflecting these conditions, yields on one-year tax-free municipal notes were attractive for most of the period, averaging over 68.00% of Treasury bills. The yield on one-year municipal notes, for example, began the reporting period at close to 4.00%, on the heels of the last policy change by the Fed -- a 25 basis point tightening to bring the Fed Funds Target Rate to its current level of 5.50% -- in late March 1997. It declined steadily to 3.75% by the end of the year as inflation remained friendly. The yield then dropped sharply to 3.60% in January, and 3.50% in February due to supply constraints and fears that the as-yet-unknown impact of the financial troubles in Asia on the domestic economy might be worse than previously thought. The yield then rose to close the period at 3.65% as growth continued.

In addition to economic fundamentals, short-term variable rate demand notes were strongly influenced by technical factors over this period, most notably tax payments in April and the summer note issuance season. Variable rate demand notes (VRDNs), which comprise more than 50% of the trust's assets, started the period at a yield of 3.25% but spiked upward to as high as 4.50% in late April 1997 due to tax payment-related redemptions in the market. VRDN yields fell in May, but moved sharply higher in June to above 4.00%, as supply and demand imbalances occurred. From August through December, yields remained in a range between 3.50% to 4.00%, moving up and down due to supply and demand conditions. In the first quarter of 1998, yield levels reflected strong demand for municipal securities, as investors emphasized liquidity in preparation for tax-payments in April 1998. Yields during this quarter ranged mostly from 3.00% to 3.50%. Over the period, VRDN yields averaged 68% or more of taxable rates, making them generally attractive over time for investors at the 31% or higher federal tax brackets.

[Graphic]
WHAT WAS THE TRUST'S MATURITY RANGE DURING THE REPORTING PERIOD?

The trust remained in a 45-55 day average maturity range over the reporting period, kept a neutral stance, and moved within that range according to relative value opportunities. During last summer's note issuance season, we began to see value in notes, as supply became plentiful and notes traded cheaply relative to Treasuries and our interest rate outlook. The trust's average maturity extended during this period into the low 60-day range, but has since drifted back down to end the reporting period at 51 days. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months.

[Graphic]
HOW HAS THE TRUST PERFORMED FROM A YIELD PERSPECTIVE?

The 7-day net yield for the trust's Institutional Service Shares on March 31, 1998, was 3.12% compared to 3.05% on March 31, 1997. The latest yield was the equivalent of a 5.17% taxable yield for investors in the highest federal tax bracket. Over the 12-month period, the tax-exempt yield averaged 3.20%, which equals a taxable equivalent yield of 5.30% for those same investors.*

* The 7-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation, and then compounded and annualized. Performance quoted represents past performance and is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the trust's current earnings.

For the Investment Shares, the 7-day net yield on March 31, 1998, was 2.97% compared to 2.90% on March 31, 1997. The latest yield was equivalent to a 4.92% taxable yield for investors in the highest federal tax bracket. The average tax-exempt yield over the period was 3.05%, which equals a taxable equivalent yield of 5.05% for those investors in the highest federal tax bracket.*

[Graphic]
AS WE APPROACH MID 1998, WHAT IS YOUR OUTLOOK FOR RATES?

The jury is still out on the extent of the impact that the crisis in Asian economies will have on U.S. growth. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until the effect is better known. Much of this should be revealed over the second quarter of 1998. If the drag on the U.S. economy is not as great as once feared, expectations of a need for Fed tightening may then resurface. In the near term, however, market movements will as likely reflect technical factors as fundamental ones. These supply/demand imbalances could very well present attractive investment opportunities for the trust. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* The 7-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation, and then compounded and annualized. Performance quoted represents past performance and is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the trust's current earnings.

TAX-FREE INSTRUMENTS TRUST

PORTFOLIO OF INVESTMENTS

MARCH 31, 1998

  PRINCIPAL
    AMOUNT                                                                              VALUE
 SHORT-TERM MUNICIPALS--99.2%
                 ALABAMA--1.3%
 $ 3,000,000     Decatur, AL IDB, Revenue Refunding Bonds (Series 1993)
                 Weekly VRDNs (Allied-Signal, Inc.)                                    $  3,000,000
   6,000,000     Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn
                 (Homewood AL))/(SouthTrust Bank of Alabama, Birmingham LOC)              6,000,000
   6,400,000 (a) Jefferson County, AL, Trust Receipts (Series 1998 FR/RI-7)
                 Weekly VRDNs (FGIC INS)/(Bank of New York, New York LIQ)                 6,400,000
     900,000 (a) Madison, AL IDA (Series A) Weekly VRDNs (Executive Inn)/
                 Amsouth Bank N.A., Birmingham LOC)                                         900,000
   4,500,000     Stevenson, AL IDB, Industrial Revenue Bonds (Series 1996-A)
                 Weekly VRDNs (Unitog Co.)/(UMB Bank, N.A. LOC)                           4,500,000
   5,070,000     Vincent, AL IDB Weekly VRDNs (Headquarters Partnership
                 Project)/(National Australia Bank, Ltd., Melbourne LOC)                  5,070,000
                       Total                                                             25,870,000
                 ARIZONA--1.1%
     104,200     Gilbert, AZ IDA Weekly VRDNs (Foxworth-Galbraith Lumber
                 Co.)/(Bank One, Arizona N.A. LOC)                                          104,200
   9,725,000     Maricopa County, AZ, IDA (Series 1984) Weekly VRDNs
                 (Gannett Co., Inc.)                                                      9,725,000
   1,385,000     Pima County, AZ IDA Weekly VRDNs (A & P Investments)/
                 (Bank One, Arizona N.A. LOC)                                             1,385,000
   5,203,000     Pima County, AZ IDA Weekly VRDNs (BJR Investments, Inc.)/
                 (Bank One, Arizona N.A. LOC)                                             5,203,000
   4,100,000     Tempe, AZ IDA (Series 1985) Weekly VRDNs (Elliot's Crossing
                 Apartments)/(Internationale Nederlanden Bank N.V. LOC)                   4,100,000
                       Total                                                             20,517,200
                 ARKANSAS--0.4%
   5,000,000     Arkansas Development Finance Authority, Home Mortgage
                 Revenue Bonds (Series C), 3.65% BANs, 3/1/1999                           5,000,000

TAX-FREE INSTRUMENTS TRUST

 PRINCIPAL
    AMOUNT                                                                              VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 ARKANSAS--CONTINUED
 $ 2,500,000     Pocahontas, AR, IDRB (Series 1995) Weekly VRDNs
                 (MacLean ESNA L.P. Project)/(Northern Trust Co., Chicago, IL         $   2,500,000
                 LOC)
                       Total                                                              7,500,000
                 CALIFORNIA--6.2%
   8,000,000 (a) California Educational Facilities Authority, PA-190 Weekly
                 VRDNs (Stanford University)/(Merrill Lynch Capital Services,
                 Inc. LIQ)                                                                8,000,000
  13,990,000 (a) California Public Capital Improvements Financing Authority,
                 Trust Receipts (Series 1996 FR-3) Weekly VRDNs (MBIA INS)/(Bank of
                 New York, New York LIQ)                                                 13,990,000
  10,000,000     California State, 4.50% RANs, 6/30/1998                                 10,020,100
   9,200,000     California Student Loan (Series 1992 D), 3.80% TOBs
                 (Dresdner Bank AG, Frankfurt LOC), Optional Tender 8/1/1998              9,200,000
   7,000,000     California Transit Finance Authority, VRDB's (Series 1997)
                 Weekly VRDNs (FSA INS)/(Credit Suisse First Boston LIQ)                  7,000,000
  26,000,000     Los Angeles County, CA, 4.50% TRANs, 6/30/1998                          26,038,882
   3,000,000     Moreno Valley Unified School District, CA, 4.50% TRANs,                  3,004,265
                 6/30/1998
   6,100,000 (a) Northern California Transmission Agency, Trust Receipts
                 (Series 1998 FR/RI-16) Weekly VRDNs (California-Oregon
                 Transmission Project)/(MBIA INS)/(Bank of New York, New York LIQ)        6,100,000
   7,800,000     Orange County, CA IDA (Series 1991A) Weekly VRDNs (The
                 Lakes)/Citibank N.A., New York LOC)                                      7,800,000
   5,000,000     Riverside County, CA, 4.50% TRANs, 6/30/1998                             5,006,515
  20,000,000     Ventura County, CA, 4.50% TRANs, 7/1/1998                               20,028,771
   2,500,000     Yucaipa-Calimesa, CA Joint Unified School District, 4.25%
                 TRANs, 6/30/1998                                                         2,502,374
                       Total                                                            118,690,907
                 COLORADO--3.2%
   3,375,000 (a) Colorado Municipal Securities Trust (Series 1996B) Weekly
                 VRDNs Colorado Health Facilities Authority)/(MBIA INS)/(Norwest
                 Bank Minnesota, N.A. LIQ)                                                3,375,000

TAX-FREE INSTRUMENTS TRUST

 PRINCIPAL
    AMOUNT                                                                              VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 COLORADO--CONTINUED
 $ 2,500,000     Colorado Postsecondary Educational Facilities (Series 1997)
                 Weekly VRDNs (Waldorf School Association of Boulder, Inc. -
                 Shining Mountain Waldorf School)/(KeyBank, N.A. LOC)                 $   2,500,000
   3,600,000     Colorado Springs, CO Utility System, IDRB's (Series 1996)
                 Weekly VRDNs (Micro Metals, Inc.)/(U.S. Bank, N.A., Minneapolis          3,600,000
                 LOC)
  41,645,000 (a) Denver (City & County), CO, Trust Reciepts (Series 1998
                 FR/RI-13) Weekly VRDNs (MBIA INS)/(Bank of New York, New York
   LIQ) 41,645,000 4,750,000 Mesa County, CO (Series 1996) Weekly VRDNs (3D
   Systems
                 Corp.)/(Norwest Bank Minnesota, N.A. LOC)                                4,750,000
   5,365,000 (a) Thornton, CO, Multifamily Housing Refunding Revenue Bonds
                 (1989 Series A) Weekly VRDNs (Quail Ridge Project)/(General
                 Electric Capital Corp. LOC)                                              5,365,000
                       Total                                                             61,235,000
                 CONNECTICUT--0.7%
     489,400 (a) Clipper Connecticut Tax Exempt Trust (Series 1994-1) Weekly
                 VRDNs (State Street Bank and Trust Co. LIQ)                                489,400
   2,500,000     Connecticut Development Authority, PCR (Series 1993A) Weekly
                 VRDNs (Western Mass Electric Co.)/(Union Bank of
                 Switzerland, Zurich LOC)                                                 2,500,000
   4,200,000     Connecticut State HEFA (Series B) Weekly VRDNs (Edgehill)/
                 (Banque Paribas, Paris LOC)                                              4,200,000
   4,990,000 (a) Connecticut State HFA (PT-1003) Weekly VRDNs (Merrill Lynch
                 Capital Services, Inc. LIQ)                                              4,990,000
   2,200,000     Connecticut State (1997 Series B) Weekly VRDNs (Bayerische
                 Landesbank Girozentrale LIQ)                                             2,200,000
                       Total                                                             14,379,400
                 DISTRICT OF COLUMBIA--0.9%
   7,740,000     District of Columbia (Series A) Weekly VRDNs (American
                 University)/(National Westminster Bank, PLC, London LOC)                 7,740,000

TAX-FREE INSTRUMENTS TRUST

 PRINCIPAL
    AMOUNT                                                                              VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 DISTRICT OF COLUMBIA--CONTINUED
 $10,000,000     District of Columbia (Series B), 4.50% TRANs (Morgan Guaranty
                 Trust Co., New York and Union Bank of Switzerland, Zurich
                 LOCs), 9/30/1998                                                     $  10,030,200
                       Total                                                             17,770,200
                 FLORIDA--0.9%
   3,000,000     Florida HFA (Series 2-CR-25C), 3.75% TOBs (FGIC
                 INS)/(Citibank N.A., New York LIQ), Optional Tender 6/15/1998            3,000,000
   1,400,000     Highlands County, FL Health Facilities (Series 1996A Accounts
                 Receivable) Weekly VRDNs (Adventist Health System)/(CAPMAC
                 Holdings, Inc. INS)/(First National Bank of Chicago LIQ)                 1,400,000
   7,978,000     Sunshine State Governmental Finance Commission, FL, 3.60% CP
                 (AMBAC, FGIC INS) and Bank of Nova Scotia, Toronto LIQs),
                 Mandatory Tender 7/13/1998                                               7,978,000
   5,800,000     Titusville, FL, Multi-Purpose Revenue Bonds, Installment
                 1995A Weekly VRDNs (Banque Paribas, Paris LOC)                           5,800,000
                       Total                                                             18,178,000
                 GEORGIA--5.9%
   3,000,000     Albany-Dougherty, GA Payroll Development Authority Weekly
                 VRDNs (Flint River Services, Inc.)/(Columbus Bank and Trust
                 Co., GA LOC)                                                             3,000,000
  11,000,000     Atlanta, GA, Urban Residential Finance Authority, Multifamily
                 Rental Housing Revenue Refunding Bonds (Series 1988A) Weekly
                 VRDNs (West Paces Club Towers Project)/(Societe Generale,
                 Paris LOC)                                                              11,000,000
   4,995,000     Bartow County School District, GA, 4.00% TANs, 12/31/1998                5,008,402
   3,400,000     Bartow County, GA IDA (First Series 1996) Daily VRDNs
                 (Georgia
                 Power Company Plant Bowen Project)/(Georgia Power Co. LOC)               3,400,000
  10,000,000     Burke County, GA Development Authority (Series 1997B), 3.80%
                 Bonds (Oglethorpe Power Corp.)/(AMBAC INS), 5/28/1998                   10,000,000
   9,675,000     Cobb County, GA IDA (Series 1997) Weekly VRDNs (Wyndham
                 Gardens)/(Bankers Trust Co., New York LOC)                               9,675,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
    AMOUNT                                                                                 VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 GEORGIA--CONTINUED
 $ 5,905,000     Columbus, GA IDA Industrial & Port Development Commission
                 (Series 1992) Weekly VRDNs (Maine Street Village Partnership)/
                 (Columbus Bank and Trust Co., GA LOC)                                 $  5,905,000
   7,000,000     Coweta County, GA Residential Care Facilities for the Elderly, First
                 Lien Revenue Bonds (Series 1996B) Weekly VRDNs (Wesley Woods
                 of Newman-Peachtree City, Inc. Project)/(Banque Paribas, Paris LOC)      7,000,000
   5,000,000     Crisp County, GA Development Authority, Solid Waste Disposal
                 Revenue Bonds (Series A), 3.85% TOBs (International Paper Co.),
                 Optional Tender 3/1/1999                                                 5,000,000
   1,660,000     Fulton County, GA Housing Authority (Series 1996) Weekly VRDNs
                 (Champions Green Apartments Project)/(SouthTrust Bank of
                 Alabama, Birmingham LOC)                                                 1,660,000
   3,015,000     Gainesville, GA Redevelopment Authority, Downtown
                 Developments, Ltd (Series 1987) Weekly VRDNs (Downtown
                 Developments, Ltd.)/(Regions Bank, Alabama LOC)                          3,015,000
     926,437     Georgia Municipal Association Weekly VRDNs (Credit Suisse First
                 Boston LIQ)/(MBIA LOC)                                                     926,437
   1,280,000     Macon-Bibb County, GA Urban Development Authority, Refunding
                 Revenue Bonds (Series 1995) Weekly VRDNs (Macon Hotel Investors
                 Project)/(NBD Bank, Michigan LOC)                                        1,280,000
  19,650,000     Municipal Electric Authority of Georgia (Series 1985A), 3.55% CP
                 (Bayerische Landesbank Girozentrale, Credit Suisse First Boston and
                 Morgan Guaranty Trust Co., New York LOCs), Mandatory Tender
                 5/15/1998                                                               19,650,000
   5,000,000     Richmond County, GA Development Authority, Solid Waste Disposal
                 Revenue Bonds (Series 1995) Weekly VRDNs (Federal Paper Board
                 Co., Inc.)/(Wachovia Bank of Georgia N.A., Atlanta LOC)                  5,000,000
   7,740,000     Rockdale County, GA Hospital Authority, Revenue Anticipation
                 Certificates (Series 1994) Weekly VRDNs (Rockdale Hospital)/
                 (SunTrust Bank, Atlanta LOC)                                             7,740,000
   4,600,000     Roswell, GA Housing Authority, Multifamily Housing Refunding
                 Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.
                 Project)/(Northern Trust Co., Chicago, IL LOC)                           4,600,000

TAX-FREE INSTRUMENTS TRUST

 PRINCIPAL
    AMOUNT                                                                                 VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 GEORGIA--CONTINUED
 $ 3,200,000     Savannah, GA EDA (Series 1995A) Weekly VRDNs (Home Depot, Inc.)      $   3,200,000
   6,000,000     Screven County, GA IDA (Series 1995) Weekly VRDNs (Sylvania Yarn
                 Systems, Inc. Project)/(SunTrust Bank, Atlanta LOC)                      6,000,000
                       Total                                                            113,059,839
                 ILLINOIS--6.5%
   1,250,000     Champaign, IL, IDRB Weekly VRDNs (Christie Clinic)/(National
                 City Bank, Indiana LOC)                                                  1,250,000
  17,100,000 (a) Chicago, IL Public Building Commission, (Series 1997) Lehman
                 TR/FR-15 Weekly VRDNs (Chicago, IL Board of Education)/
                 (MBIA INS)/(Bank of New York, New York LIQ)                             17,100,000
   1,033,000     Illinois Development Finance Authority Weekly VRDNs (Newlywed
                 Food)/(Mellon Bank N.A., Pittsburgh LOC)                                 1,033,000
   2,200,000     Illinois Development Finance Authority, EDRB (Series 1995) Weekly
                 VRDNs (Evapco, Inc. Project)/(Nationsbank, N.A., Charlotte LOC)          2,200,000
   3,400,000     Illinois Development Finance Authority, IDRB (Series 1995) Weekly
                 VRDNs (Dickson Weatherproof Nail Co. Project)/(Lasalle National
                 Bank, Chicago LOC)                                                       3,400,000
  16,700,000     Illinois Development Finance Authority, PCR Daily VRDNs
                 (Diamond Star Motors Corp.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)         16,700,000
  19,400,000 (a) Illinois Health Facilities Authority (Series 1989A) Weekly VRDNs
                 (Methodist Health Services Corp.)/(Fuji Bank, Ltd., Tokyo LOC)          19,400,000
  40,000,000     Illinois Health Facilities Authority, Revenue Bonds (Series 1985B)
                 Weekly VRDNs (OSF Health Care Systems)/(Bank of America Illinois
                 and Rabobank Nederland, Utrecht LIQs)                                   40,000,000
   1,910,000     Martinsville, IL, IDRB (Series 1995) Weekly VRDNs (PAP-R Products
                 Company Project)/(Bank One, Illinois, N.A. LOC)                          1,910,000
   3,500,000     Mendota, IL, IDRB (Series 1995) Weekly VRDNs (Minnesota
                 Diversified Products, Inc. Project)/(Norwest Bank Minnesota,
                 N.A. LOC)                                                                3,500,000
  12,200,000 (a) Metropolitan Pier & Exposition Authority, IL, Trust Receipts
                 (Series 1998 FR/RI-8) Weekly VRDNs (McCormick Place)/
                 (AMBAC INS)/(Bank of New York, New York LIQ)                            12,200,000

TAX-FREE INSTRUMENTS TRUST

 PRINCIPAL
    AMOUNT                                                                                 VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 ILLINOIS--CONTINUED
 $ 1,700,000     Naperville, IL, Economic Development Revenue Refunding Bonds
                 (Series 1994) Weekly VRDNs (Independence Village Associates, Ltd.
                 Project)/(U.S. Bank, N.A., Minneapolis LOC)                          $   1,700,000
   1,900,000     Oakbrook Terrace, IL, IDR (Series 1993) Weekly VRDNs (La Quinta
                 Inns, Inc.)/(Nationsbank of Texas, N.A. LOC)                             1,900,000
   2,859,000     Peoria, IL (Series 1996) Weekly VRDNs (J.T. Fennell Company,
                 Inc. Project)/(Bank One, Illinois, N.A. LOC) 2,859,000
                       Total                                                            125,152,000
                 INDIANA--1.2%
   2,200,000     Bluffton, IN, Economic Development Refunding Revenue Bonds
                 Weekly VRDNs (Blount, Inc.)/(Morgan Guaranty Trust Co.,
                 New York LOC)                                                            2,200,000
   2,400,000     Gary, IN, Environment Improvement Refunding Bonds (Series 1986),
                 3.65% CP (USX Corp.)/(Bank of New York, New York LOC),
                 Mandatory Tender 6/18/1998                                               2,400,000
   3,000,000     Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon
                 L.L.C. Project)/(Norwest Bank Minnesota, N.A. LOC)                       3,000,000
   4,500,000     Jasper County, IN (Series 1998A) Weekly VRDNs (Oak Grove
                 Christian Retirement Village, Inc.)/(First of America Bank -
                 Michigan LOC)                                                            4,500,000
   2,320,000     Kendallville, IN, IDRB (Series 1995) Weekly VRDNs (Rivnut Real
                 Estate, Ltd. Project)/(National City Bank, Ohio LOC)                     2,320,000
   7,000,000     Richmond, IN EDA Weekly VRDNs (Gannett Co., Inc.)                        7,000,000
   2,130,000     Winamac, IN (Series 1997) Weekly VRDNs (Pulaski Health
                 Foundation, Inc.)/(KeyBank, N.A. LOC)                                    2,130,000
                       Total                                                             23,550,000
                 IOWA--0.4%
   3,075,000     Des Moines, IA, IDR Bonds (Series 1994) Weekly VRDNs
                 (Printer, Inc.)/(Norwest Bank Minnesota, N.A. LOC)                       3,075,000

TAX-FREE INSTRUMENTS TRUST

 PRINCIPAL
    AMOUNT                                                                                 VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 IOWA--CONTINUED
 $ 4,400,000     Iowa Finance Authority (Series 1996) Weekly VRDNs
                 (Wittern Realty, Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)    $   4,400,000
                       Total                                                              7,475,000
                 KANSAS--0.4%
   6,000,000     Kansas Development Finance Authority, Multifamily Housing
                 Revenue Bonds (Series 1995) Weekly VRDNs (First Kansas State
                 Partnership, L.P.)/(Boatmen's National Bank of St. Louis LOC)            6,000,000
   1,900,000     Olathe, KS, Industrial Revenue Bonds (Series 1995) Weekly VRDNs
                 (Garmin International, Inc. Project)/(Boatmen's National Bank of
                 St. Louis LOC)                                                           1,900,000
                       Total                                                              7,900,000
                 KENTUCKY--2.3%
   1,620,000     Boone County, KY (Series 1996) Weekly VRDNs (Western States
                 Envelope Co.)/(Bank One, Wisconsin, N.A. LOC)                            1,620,000
   5,540,000     Henderson County, KY (Series 1996) Weekly VRDNs (Audubon
                 Metals LLC Project)/(Harris Trust & Savings Bank, Chicago LOC)           5,540,000
   1,845,000     Jefferson County, KY, Industrial Building Revenue Bonds
                 (Series 1995) Weekly VRDNs (Derby Industries, Inc. Project)/
                 (Bank One, Kentucky LOC)                                                 1,845,000
  34,000,000     Owensboro, KY (Series 1996) Weekly VRDNs (Owensboro Mercy
                 Health System, Inc. Project)/(Bank of America Illinois LOC)             34,000,000
   1,800,000     Owensboro, KY, Limited Obligation Revenue Bonds, 3.75% TOBs
                 (Dart Polymers)/(NBD Bank, Michigan LOC), Optional Tender
                 6/1/1998                                                                 1,800,000
                       Total                                                             44,805,000
                 LOUISIANA--0.9%
   6,950,000     Louisiana PFA (Series 1985A) Weekly VRDNs (FGIC INS)/(Societe
                 Generale, Paris LIQ)                                                     6,950,000
  10,600,000     St. James Parish, LA, PCR Refunding Bonds (Series 1988B), 3.65%
                 CP (Texaco, Inc.), Mandatory Tender 5/12/1998                           10,600,000
                       Total                                                             17,550,000

TAX-FREE INSTRUMENTS TRUST

 PRINCIPAL
    AMOUNT                                                                                 VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 MAINE--0.4%
 $ 1,200,000     Gardiner, ME IDB Weekly VRDNs (Associated Grocers)/(Westpac
                 Banking Corp. Ltd., Sydney LOC)                                      $   1,200,000
   6,900,000     Jay, ME, Solid Waste Disposal Revenue Bonds, 4.20% TOBs
                 (International Paper Co.), Optional Tender 6/1/1998                      6,900,000
                       Total                                                              8,100,000
                 MARYLAND--1.2%
  18,862,000     Maryland Health & Higher Educational Facilities Authority, Pooled
                 Loan Program Revenue Notes, 3.25% CP (John Hopkins University)/
                 (Nationsbank, N.A., Charlotte LIQ), Mandatory Tender 4/1/1998           18,862,000
   1,900,000     Maryland State Energy Financing Administration, Annual Tender
                 Solid Waste Disposal Revenue Refunding Bonds, 4.10% TOBs
                 (Nevamar Corp.)/(International Paper Co. GTD), Optional Tender
                 9/1/1998                                                                 1,900,000
   1,630,000     Maryland State IDFA (Series 1991) Weekly VRDNs (Maryland
                 Academy of Sciences Facility)/(Nationsbank, N.A., Charlotte LOC)         1,630,000
                       Total                                                             22,392,000
                 MASSACHUSETTS--4.0%
   8,300,000     Agawam, MA, 4.10% BANs, 9/15/1998                                        8,307,291
   7,897,000     Attleboro, MA, 4.25% BANs, 9/10/1998                                     7,908,111
  17,755,594 (a) Clipper Tax Exempt Trust (Series A) Weekly VRDNs (Massachusetts
                 State Lottery Commission)/(AMBAC INS)/(State Street Bank and
                 Trust Co. LIQ)                                                          17,755,594
  11,500,000     Commonwealth of Massachusetts (1997 Series B) Weekly VRDNs
                 (Landesbank Hessen-Thueringen, Frankfurt LIQ)                           11,500,000
   2,215,000 (a) Massachusetts Turnpike Authority (PA-324) Weekly VRDNs
                 (MBIA INS)/(Merrill Lynch Capital Services, Inc. LIQ)                    2,215,000
  12,200,000     Massachusetts Water Resources Authority (Series 1994), 3.30% CP
                 (Morgan Guaranty Trust Co., New York LOC), Mandatory Tender
                 4/27/1998                                                               12,200,000
   8,500,000     Rutland, MA, 4.05% BANs, 6/26/1998                                       8,502,872

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
    AMOUNT                                                                                 VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 MASSACHUSETTS--CONTINUED
 $ 7,000,000     Springfield, MA, 4.40% BANs (Fleet National Bank, Springfield,
                 MA LOC), 9/4/1998                                                    $   7,014,370
   2,250,000     Watertown, MA, 4.25% BANs, 8/28/1998                                     2,253,058
                        Total                                                            77,656,296
                 MICHIGAN--0.3%
     750,000     Dearborn, MI Economic Development Corp. (Series 1990) Weekly
                 VRDNs (Exhibit Productions, Inc. Project)/(First of America Bank -
                 Illinois LOC)                                                              750,000
   5,000,000     Michigan State Building Authority (Series 1), 3.40% CP (Canadian
                 Imperial Bank of Commerce, Toronto LOC), Mandatory Tender
                 4/9/1998                                                                 5,000,000
     800,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds
                 (Series 1991) Weekly VRDNs (Martin Luther Memorial Home, Inc.)/
                 (Bank One, Indianapolis, N.A. LOC)                                         800,000
                        Total                                                             6,550,000
                 MINNESOTA--0.7%
   9,600,000     Brooklyn Park, MN EDA, Brooks Landing and Brooks Gardens
                 (Series 1997), 5.015% TOBs (Bayerische Landesbank Girozentrale),
                 Mandatory Tender 3/1/1999                                                9,600,000
   1,880,000     Coon Rapids, MN (Series 1998) Weekly VRDNs (Gerald R. Sizer)/
                 (Norwest Bank Minnesota, N.A. LOC)                                       1,880,000
   1,345,000 (a) Dakota County, MN Housing & Redevelopment Authority
                 (Custodial Receipts), 4.00% TOBs (GNMA COL)/(Corestates Bank
                 N.A., Philadelphia, PA LIQ), Optional Tender 6/1/1998                    1,345,000
     881,000 (a) Minneapolis/St. Paul MN Housing Finance Board, SFM Revenue
                 Bonds, 4.10% TOBs (GNMA COL)/(Corestates Bank N.A.,
                 Philadelphia, PA LIQ), Optional Tender 8/1/1998                            881,000
                        Total                                                            13,706,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
    AMOUNT                                                                                 VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 MISSISSIPPI--0.7%
 $ 4,480,000     Mississippi Business Finance Corp. (Series 1995) Weekly VRDNs
                 (Mississippi Baking Company L.L.C. Project)/(First National Bank
                 of Maryland, Baltimore LOC)                                          $   4,480,000
   5,400,000     Mississippi Business Finance Corp. (Series 1995) Weekly VRDNs
                 (Schuller International, Inc.)/(Bank of New York, New York LOC)          5,400,000
   4,000,000     Warren County, MS IDA Weekly VRDNs (Vesper Corp.)/(PNC Bank,
                 N.A. LOC)                                                                4,000,000
                        Total                                                            13,880,000
                 MISSOURI--1.1%
   4,330,000     Missouri Development Finance Board (Series 1995) Weekly VRDNs
                 (Wilson Trailer Sales, Inc. Project)/(Norwest Bank Minnesota, N.A.
                 LOC)                                                                     4,330,000
   6,366,000     Missouri State Environmental Improvement & Energy Authority,
                 3.80% CP (Kansas City Power And Light Co.), Mandatory Tender
                 5/27/1998                                                                6,366,000
  10,000,000     Missouri State HEFA (Series 1997N), 4.50% TRANs (St. Louis, MO
                 School District), 9/14/1998                                             10,026,134
                        Total                                                            20,722,134
                 NEBRASKA--0.5%
   1,700,000     Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Norwest
                 Bank Minnesota, N.A. LOC)                                                1,700,000
   5,000,000     Douglas County, NE, IDRB (Series 1997) Weekly VRDNs (American
                 Laboratories, Inc.)/(Norwest Bank Minnesota, N.A. LOC)                   5,000,000
   1,110,000 (a) Douglas County, NE, Industrial Development Revenue Refunding
                 Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing
                 Project)/(NBD Bank, Michigan LOC)                                        1,110,000
   2,065,000     Douglas County, NE, Subordinated IDRB (Series 1995) Weekly
                 VRDNs (Aksarben Foods, Inc. Project)/(Norwest Bank Minnesota,
                 N.A. LOC)                                                                2,065,000
                        Total                                                             9,875,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
    AMOUNT                                                                                 VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 NEVADA--1.8%
 $29,000,000     Nevada Housing Division, Multi-Unit Housing Revenue Refunding
                 Bonds (1991 Series A) Weekly VRDNs (Park Vista Apartments
                 Project)/(Sumitomo Bank Ltd., Osaka LOC)                             $  29,000,000
   3,800,000     Reno, NV, (Series 1997) Weekly VRDNs (Drill Systems, Inc.)/
                 (Toronto-Dominion Bank LOC)                                              3,800,000
   2,200,000     Sparks, NV, Industrial Development Revenue Bonds (Series 1996)
                 Weekly VRDNs (The Antioch Publishing Co. Project)/(National City
                 Bank, Ohio LOC)                                                          2,200,000
                        Total                                                            35,000,000
                 NEW HAMPSHIRE--1.0%
  15,000,000     New Hampshire Business Finance Authority, PCR Bonds (Series A),
                 3.60% CP (New England Power Co.), Mandatory Tender 4/6/1998             15,000,000
   5,000,000     New Hampshire Business Finance Authority, PCR Bonds (Series A),
                 3.70% CP (New England Power Co.), Mandatory Tender 5/1/1998              5,000,000
                        Total                                                            20,000,000
                 NEW JERSEY--3.8%
   4,768,858     Berkeley Township, NJ, 4.25% BANs, 4/13/1998                             4,769,312
   2,500,000     Haddonfield, NJ, 4.45% BANs, 6/5/1998                                    2,502,054
   1,429,900     Hammonton, NJ, 4.00% BANs, 6/30/1998                                     1,430,235
   6,005,000     Lakewood Township, NJ, 4.00% BANs, 1/22/1999                             6,019,064
   5,500,000     New Jersey EDA Weekly VRDNs (Center-For-Aging - Applewood
                 Estates)/(Fleet National Bank, Springfield, MA LOC)                      5,500,000
     162,447 (a) New Jersey EDA Weekly VRDNs (H.L. Bhasin)/(Ford Motor Credit
                 Corp. LIQ)/(Chase Manhattan Bank N.A., New York LOC)                       162,447
   5,500,000     New Jersey EDA Weekly VRDNs (YM-YWHA of Bergen County, NJ)/
                 (Bank of New York, New York LOC)                                         5,500,000
   6,400,000     New Jersey EDA, Newark Recycling & Composting Co. (Series 1997),
                 3.95% TOBs (Societe Generale, Paris), Mandatory Tender 12/15/1998        6,400,000
   9,995,000 (a) New Jersey Housing & Mortgage Financing Authority (PT-159),
                 3.70% TOBs (MBIA INS)/(Commerzbank AG, Frankfurt LIQ),
                 Mandatory Tender 2/18/1999                                               9,995,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
    AMOUNT                                                                                 VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 NEW JERSEY--CONTINUED
 $ 5,000,000 (a) New Jersey State Transportation Trust Fund Agency, Trust Receipts
                 (Series 1996-1) Weekly VRDNs (MBIA INS)/(Bank of New York,
                 New York LIQ)                                                        $   5,000,000
   2,800,000     Old Bridge Township, NJ, 4.25% BANs, 10/20/1998                          2,805,205
   9,449,139     Stafford Township, NJ, 4.375% BANs, 5/15/1998                            9,452,143
  13,000,000     Trenton, NJ, 3.80% BANs, 3/10/1999                                      13,018,813
                        Total                                                            72,554,273
                 NEW MEXICO--0.9%
   5,885,000     Albuquerque, NM (Series 1996) Weekly VRDNs (Rose's Southwest
                 Papers, Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)                 5,885,000
   2,000,000     Albuquerque, NM (Series 1996A) Weekly VRDNs (El Encanto, Inc.
                 Project)/(Norwest Bank Minnesota, N.A. LOC)                              2,000,000
   3,300,000     Albuquerque, NM, Refunding Revenue Bonds (Series 1992) Weekly
                 VRDNs (Charter Hospital of Albuquerque, Inc.)/(Chase Manhattan
                 Bank N.A., New York LOC)                                                 3,300,000
   5,500,000 Las Cruces, NM, IDRB (Series 1994A) Weekly VRDNs (F & A Dairy
                 Products, Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)               5,500,000
                        Total                                                            16,685,000
                 NEW YORK--6.1%
   5,000,000     Allegany-Limestone, NY Central School District, 4.05% BANs,
                 12/30/1998                                                               5,004,675
   8,815,000 (a) Metropolitan Transportation Authority, New York, Commuter
                 Facilities Revenue Bonds (PA-168) Weekly VRDNs (FGIC INS)/
                 (Merrill Lynch Capital Services, Inc. LIQ)                               8,815,000
  13,000,000 (a) Metropolitan Transportation Authority, New York, Trust Receipts
                 (Series 1997 FR/RI-9) Weekly VRDNs (FGIC INS)/(Bank of New
                 York, New York LIQ)                                                     13,000,000
   5,000,000     Nassau County, NY, (Series 1998A), 4.25% BANs, 8/17/1998                 5,012,545
   7,090,000 (a) New York City Municipal Water Finance Authority, Trust Receipts
                 (Series 1997 FR/RI-6) Weekly VRDNs (MBIA INS)/(Bank of New
                 York, New York LIQ)                                                      7,090,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
    AMOUNT                                                                                 VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 NEW YORK--CONTINUED
 $ 7,000,000 (a) New York City, NY (PA-156) Weekly VRDNs (Merrill Lynch Capital
                 Services, Inc. LIQ)/(Merrill Lynch Capital Services, Inc. LOC)       $   7,000,000
  15,000,000     New York City, NY (Series A), 4.50% RANs (Bayerische Landesbank
                 Girozentrale, Landesbank Hessen-Thueringen, Frankfurt, Morgan
                 Guaranty Trust Co., New York, National Westminster Bank, PLC,
                 London, Societe Generale, Paris and Westdeutsche Landesbank
                 Girozentrale LOCs), 6/30/1998                                           15,024,174
   5,000,000     New York City, NY, (Series G), 4.25% Bonds, 8/1/1998                     5,009,782
   2,000,000     New York City, NY, Subseries A-10 Daily VRDNs (Morgan Guaranty
                 Trust Co., New York LOC)                                                 2,000,000
   6,990,000     New York City, NY, UT GO, 4.50% Bonds, 8/1/1998                          7,002,524
   7,000,000 (a) New York State Environmental Facilities Corp., Trust Receipts
                 (Series 1997 FR/RI-4) Weekly VRDNs (New York City Municipal
                 Water Finance Authority)/(Bank of New York, New York LIQ)                7,000,000
   5,000,000     New York State Power Authority (Series 2), 3.30% CP (Bank of Nova
                 Scotia, Toronto, Commerzbank AG, Frankfurt, Credit Local de
                 France, Landesbank Hessen-Thueringen, Frankfurt, Morgan
                 Guaranty Trust Co., New York and Toronto-Dominion Bank LOCs),
                 Mandatory Tender 4/7/1998                                                5,000,000
   5,000,000     South Country Central School District, NY, 4.15% TANs, 6/25/1998         5,002,795
  15,000,000 (a) VRDC/IVRC Trust (Series 1992A) Weekly VRDNs (New York City
                 Municipal Water Finance Authority)/(MBIA INS)/(Hongkong &
                 Shanghai Banking Corp. LIQ)                                             15,000,000
   6,500,000 (a) VRDC/IVRC Trust (Series 1993G) Weekly VRDNs (St. Lukes
                 Roosevelt Hospital Center)/(FHA INS)/(Hongkong & Shanghai
                 Banking Corp. LIQ)                                                       6,500,000
   5,000,000     William Floyd UFSD, 4.125% TANs, 6/30/1998                               5,002,102
                       Total                                                            118,463,597
                 NORTH CAROLINA--7.5%
   4,600,000     Catawba County, NC Industrial Facilities & Pollution Control
                 Financing Authority, (Series 1994) Weekly VRDNs (Ethan Allen Inc.
                 Project)/(Bankers Trust Co., New York LOC)                               4,600,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
    AMOUNT                                                                                 VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 NORTH CAROLINA--CONTINUED
 $ 1,000,000     Cleveland County, NC Industrial Facilities and Pollution Control
                 Financing Authority Weekly VRDNs (PPG Industries, Inc.)              $   1,000,000
   3,250,000     Lee County, NC Industrial Facility & PCFA (Series 1989) Weekly
                 VRDNs (Avondale Mills, Inc.)/(SunTrust Bank, Atlanta LOC)                3,250,000
  20,000,000 (a) Martin County, NC IFA (Series 1993) Weekly VRDNs
                 (Weyerhaeuser Co.)                                                      20,000,000
     500,000 (a) NCNB Pooled Tax-Exempt Trust (Series 1990A) Weekly VRDNs
                 (NCNB Tax Exempt Trust 1990a)/(Nationsbank, N.A., Charlotte LOC)           500,000
   2,700,000 (a) NCNB Pooled Tax-Exempt Trust (Series 1990B) Weekly VRDNs
                 (NCNB Tax-Exempt Trust 1990b)/(Nationsbank, N.A., Charlotte LOC)         2,700,000
   6,000,000     New Hanover County, NC PCFA (Series 1984) Weekly VRDNs
                 (American Hoist & Derrick Co. Project)/(First Union National Bank,
                 Charlotte, NC LOC)                                                       6,000,000
   6,060,000 (a) North Carolina Eastern Municipal Power Agency, PA -171
                 (Series 1996A) Weekly VRDNs (MBIA INS)/(Merrill Lynch Capital
                 Services, Inc. LIQ)                                                      6,060,000
   8,000,000 (a) North Carolina Eastern Municipal Power Agency, PT-132, 3.90%
                 TOBs (MBIA INS)/(Credit Suisse First Boston LIQ), Mandatory
                 Tender 10/1/1998                                                         8,000,000
   5,900,000     North Carolina Educational Facilities Finance Agency (Series 1990)
                 Weekly VRDNs (Bowman Gray School of Medicine)/(Wachovia
                 Bank of NC, N.A., Winston-Salem LOC)                                     5,900,000
   4,000,000     North Carolina Medical Care Commission Hospital (Series 1996)
                 Weekly VRDNs (Adult Communities Total Services, Inc)/(Lasalle
                 National Bank, Chicago LOC)                                              4,000,000
   3,300,000     North Carolina Medical Care Commission Hospital (Series 1996)
                 Weekly VRDNs (North Carolina Baptist)                                    3,300,000
   3,000,000     North Carolina Medical Care Commission Hospital Revenue Bonds
                 (Series 1992B) Weekly VRDNs (North Carolina Baptist)                     3,000,000
   5,050,000     North Carolina Medical Care Commission Hospital Revenue Bonds
                 (Series 1993) Weekly VRDNs (Moses H. Cone Memorial)                      5,050,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
    AMOUNT                                                                                 VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 NORTH CAROLINA--CONTINUED
 $ 5,915,000     North Carolina Municipal Power Agency No. 1 (Series A), 3.45% CP
                 (Morgan Guaranty Trust Co., New York and Union Bank of
                 Switzerland, Zurich LOCs), Mandatory Tender 4/1/1998                 $   5,915,000
   6,900,000     Wake County, NC Industrial Facilities & PCFA (Series 1990A), 4.10%
                 CP (Carolina Power & Light Co.), Mandatory Tender 4/1/1998               6,900,000
   6,200,000     Wake County, NC Industrial Facilities & PCFA (Series 1990A), 4.20%
                 CP (Carolina Power & Light Co.), Mandatory Tender 4/13/1998              6,200,000
  23,000,000     Wake County, NC Industrial Facilities & PCFA (Series 1990A), 4.20%
                 CP (Carolina Power & Light Co.), Mandatory Tender 4/9/1998              23,000,000
  23,100,000     Wake County, NC Industrial Facilities & PCFA (Series 1990B), 4.25%
                 CP (Carolina Power & Light Co.), Mandatory Tender 5/8/1998              23,100,000
   7,000,000     Wilson County, NC PCA (Series 1994) Weekly VRDNs
                 (Granutec, Inc.)/(Branch Banking & Trust Co, Wilson LOC)                 7,000,000
                       Total                                                            145,475,000
                 NORTH DAKOTA--0.1%
   2,470,000 (a) Fargo, ND, IDRB (Series 1994) Weekly VRDNs (Pan-O-Gold Baking
                 Co. Project)/(Norwest Bank Minnesota, N.A. LOC)                          2,470,000
                 OHIO--0.5%
     100,000     Cuyahoga County, OH IDA Weekly VRDNs (Health Hill)/(Union
                 Bank of Switzerland, Zurich LOC)                                           100,000
  10,000,000     Ohio HFA, Residential Mortgage Revenue Notes (1998 Series A-2),
                 3.80% BANs, 3/1/1999                                                    10,000,000
                       Total                                                             10,100,000
                 OKLAHOMA--0.8%
   2,295,000     Claremore, OK IDA Weekly VRDNs (Baldor Electric Co.)/(Wachovia
                 Bank of Georgia N.A., Atlanta LOC)                                       2,295,000
   2,050,000     Oklahoma County, OK Finance Authority, (Series 1996) Weekly
                 VRDNs (Avalon Project)/(Bank One, Texas N.A. LOC)                        2,050,000
   4,375,000     Oklahoma State Industrial Authority, Health System Revenue Bonds
                 (Series 1995A) Weekly VRDNs (Baptist Medical Center, OK)/
                 (Morgan Guaranty Trust Co., New York LIQ)                                4,375,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
    AMOUNT                                                                                 VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 NORTH CAROLINA--CONTINUED
 $ 6,100,000 (a) Tulsa, OK International Airport, Variable Rate Certificates
                 (Series 1997 B-1) Weekly VRDNs (MBIA INS)/(Bank of America NT
                 and SA, San Francisco LIQ)                                           $   6,100,000
                       Total                                                             14,820,000
                 OREGON--0.1%
   2,000,000     Oregon State, Veteran's Welfare Bonds (Series 73H) Weekly VRDNs
                 (Morgan Guaranty Trust Co., New York LOC)                                2,000,000
                 PENNSYLVANIA--3.8%
   1,200,000     Berks County, PA IDA Weekly VRDNs (Lutheran Home at Topton
                 Project)/(Corestates Bank N.A., Philadelphia, PA LOC)                    1,200,000
  22,000,000     Clinton County, PA IDA, Solid Waste Disposal Revenue Bonds
                 (Series 1992A), 3.95% TOBs (International Paper Co.), Optional
                 Tender 1/15/1999                                                        22,000,000
   1,530,000     Erie County, PA IDA, Multi Mode Revenue Refunding Bonds
                 Weekly VRDNs (Corry Manor, Inc.)/(PNC Bank, N.A. LOC)                    1,530,000
   2,000,000     Montgomery County, PA IDA Weekly VRDNs (Plymouth Woods)/
                 (PNC Bank, N.A. LOC)                                                     2,000,000
   1,000,000     Pennsylvania EDFA (1995 Series E) Weekly VRDNs (Home Nursing
                 Agency Affiliates Project)/(PNC Bank, N.A. LOC)                          1,000,000
   2,500,000 (a) Pennsylvania EDFA (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/
                 (PNC Bank, N.A. LOC)                                                     2,500,000
   7,000,000     Philadelphia, PA (Series A), 4.50% TRANs, 6/30/1998                      7,008,296
  10,000,000     Philadelphia, PA, GO (Series 1990), 4.10% CP (Fuji Bank, Ltd., Tokyo
                 LOC), Mandatory Tender 4/1/1998                                         10,000,000
  10,000,000     Philadelphia, PA, GO (Series 1990), 3.90% CP (Fuji Bank, Ltd., Tokyo
                 LOC), Mandatory Tender 4/16/1998                                        10,000,000
   7,000,000     Philadelphia, PA, GO (Series 1990), 4.20% CP (Fuji Bank, Ltd., Tokyo
                 LOC), Mandatory Tender 4/30/1998                                         7,000,000
  10,000,000     Philadelphia, PA, GO (Series 1990), 4.25% CP (Fuji Bank, Ltd., Tokyo
                 LOC), Mandatory Tender 4/21/1998                                        10,000,000
                       Total                                                             74,238,296

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
    AMOUNT                                                                                 VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 RHODE ISLAND--0.7%
 $ 6,000,000     Bristol Warren, RI Regional School District, 4.25% BANs, 7/16/1998   $   6,004,176
   2,700,000     Cumberland, RI (Series 1), 4.25% BANs, 8/6/1998                          2,703,199
   4,200,000     Cumberland, RI (Series 2), 4.25% BANs, 8/6/1998                          4,204,976
                       Total                                                             12,912,351
                 SOUTH CAROLINA--2.0%
   1,000,000     Berkeley County, SC (Series 1996A) Weekly VRDNs
                 (Nucor Corporation)                                                      1,000,000
   2,395,000     Berkeley, SC IRB (Series 1989) Weekly VRDNs (W.W. Williams Co.
                 Project)/(Bank One, Ohio, N.A. LOC)                                      2,395,000
  13,300,000     Charleston County, SC School District (Series 1998), 4.00% BANs,
                 6/30/1998                                                               13,313,029
   9,500,000     Georgetown County, SC, Pollution Control Facilities Adjustable Rate
                 Bonds (Series A), 4.00% TOBs (International Paper Co.), Optional
                 Tender 9/1/1998                                                          9,500,000
   2,300,000     South Carolina Education Facilities Authority, Educational
                 Facilities
                 Revenue Bonds (Series 1993) Weekly VRDNs (Presbyterian College
                 Project)/(Wachovia Bank of SC, N.A., Columbia LOC)                       2,300,000
  10,000,000     South Carolina State Public Service Authority, 3.60% CP (Bank of
                 America NT and SA, San Francisco, Bank of Nova Scotia, Toronto,
                 Commerzbank AG, Frankfurt and Toronto-Dominion Bank LIQs),
                 Mandatory Tender 7/14/1998                                              10,000,000
                       Total                                                             38,508,029
                 SOUTH DAKOTA--1.7%
     865,000     Rapid City, SD Weekly VRDNs (Gillette Dairy Black Hills, Inc.)/
                 (Bank of Tokyo-Mitsubishi Ltd. LOC)                                        865,000
  11,585,000 (a) South Dakota Housing Development Authority, CDC Municipal
                 Products, Inc. Class A Certificates (Series 1996C) Weekly VRDNs
                 (CDC Municipal Products, Inc. LIQ)                                      11,585,000
  11,890,000     South Dakota Housing Development Authority, Homeownership
                 Mortgage Bonds (1997 Series E) Weekly VRDNs                             11,890,000

TAX-FREE INSTRUMENTS TRUST

 PRINCIPAL
    AMOUNT                                                                                 VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 SOUTH DAKOTA--CONTINUED
 $ 8,115,000 (a) South Dakota Housing Development Authority, PT-85 (1988 Series A)
                 Weekly VRDNs (Rabobank Nederland, Utrecht LIQ)                       $   8,115,000
   1,030,000     Watertown, SD (Series 1991) Weekly VRDNs (Tescom Corp.)/
                 (Norwest Bank Minnesota, N.A. LOC)                                       1,030,000
                       Total                                                             33,485,000
                 TENNESSEE--2.3%
  34,300,000     Metropolitan Government Nashville & Davidson County, TN HEFA,
                 Hospital Revenue Bonds (Series 1992), 3.75% CP (Baptist Hospital,
                 Inc. (TN))/(Nationsbank, N.A., Charlotte LOC), Mandatory Tender
                 4/27/1998                                                               34,300,000
   1,500,000     Metropolitan Government Nashville & Davidson County, TN IDB
                 (Series 1994) Weekly VRDNs (Shoney's Inn)/(First Union National
                 Bank, Charlotte, NC LOC)                                                 1,500,000
   7,995,000 (a) Tennessee Housing Development Agency (Series C) Weekly VRDNs
                 (Bank of America NT and SA, San Francisco LIQ)                           7,995,000
     225,000     Washington County, TN IDB, Revenue Refunding Bonds (Series 1996)
                 Weekly VRDNs (Springbrook Properties Project)/(SunTrust Bank,
                 Nashville LOC)                                                             225,000
                       Total                                                             44,020,000
                 TEXAS--10.3%
   6,000,000     Capital Industrial Development Corp., TX (Series 1998) Weekly
                 VRDNs (Bank One, Arizona N.A. LOC)                                       6,000,000
     900,000     Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)                900,000
   2,500,000     Desoto TX, IDA, Inc. (Series 1989) Weekly VRDNs (Solar Turbines,
                 Inc.)/(Toronto-Dominion Bank LOC)                                        2,500,000
   1,875,000     Harris County, TX Cultural Education Facilities Finance Corp.
                 Weekly VRDNs (Houston Museum of Natural Sciences)/(Bank One,
                 Texas N.A. LOC)                                                          1,875,000
   5,650,000     Harris County, TX HFDC (Series 1994) Daily VRDNs (Methodist
                 Hospital, Harris County, TX)                                             5,650,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
    AMOUNT                                                                                VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 TEXAS--CONTINUED
 $10,000,000     (a) Harris County, TX HFDC, Trust Receipts (Series 1997) Weekly
                 VRDNs (Hermann Hospital)/(MBIA INS)/(Bank of New York,
                 New York LIQ)                                                      $    10,000,000
     955,000     Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)                 955,000
   1,870,000     Liberty County, TX IDA Weekly VRDNs (Insteel Industries, Inc.)/
                 (First Union National Bank, Charlotte, NC LOC)                           1,870,000
  25,000,000     North Central Texas HFDC, Flexible Rate Hospital Revenue Bonds
                 (Series 1991A), 3.60% CP (Methodist Hospitals of Dallas)/
                 (MBIA INS)/(Rabobank Nederland, Utrecht LIQ), Mandatory
                 Tender 7/16/1998                                                        25,000,000
   1,580,000     North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/
                 (Nationsbank, N.A., Charlotte LOC)                                       1,580,000
   5,000,000     Sabine River Authority, TX, PCR (Series 1996B) Daily VRDNs
                 (Texas Utilities Electric Co.)/(AMBAC INS)/(Bank of New York,
                 New York LIQ)                                                            5,000,000
  14,300,000     San Antonio, TX, Electric & Gas Systems Commercial Paper Notes,
                 (Series A), 3.45% CP (Chase Bank of Texas, Morgan Guaranty Trust
                 Co., New York, Toronto-Dominion Bank and Union Bank of
                 Switzerland, Zurich LIQs), Mandatory Tender 4/7/1998                    14,300,000
  14,300,000     San Antonio, TX, Electric & Gas Systems Commercial Paper Notes,
                 (Series A), 3.50% CP (Chase Bank of Texas, Morgan Guaranty Trust
                 Co., New York, Toronto-Dominion Bank and Union Bank of
                 Switzerland, Zurich LIQs), Mandatory Tender 6/17/1998                   14,300,000
  10,000,000     San Antonio, TX, Waste System (Series 1995), 3.20% CP
                 (Westdeutsche Landesbank Girozentrale LIQ), Mandatory Tender
                 4/1/1998                                                                10,000,000
  13,700,000     San Antonio, TX, Waste System (Series 1995), 3.45% CP
                 (Westdeutsche Landesbank Girozentrale LIQ), Mandatory Tender
                 4/1/1998                                                                13,700,000
  13,000,000     San Antonio, TX, Waste System (Series 1995), 3.55% CP
                 (Westdeutsche Landesbank Girozentrale LIQ), Mandatory Tender
                 7/13/1998                                                               13,000,000

TAX-FREE INSTRUMENTS TRUST

 PRINCIPAL
    AMOUNT                                                                                VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 TEXAS--CONTINUED
 $10,000,000 (a) Southeast Texas Housing Finance Corp., PT-165, 3.75% TOBs (GNMA
                 COL)/(Banque Nationale de Paris LIQ), Optional Tender 3/18/1999    $    10,000,000
   6,000,000     Tarrant County, TX IDC Weekly VRDNs (Holden Business Forms)/
                 (Norwest Bank Minnesota, N.A. LOC)                                       6,000,000
  11,300,000     Texas State Public Finance Authority (Series 1993A), 3.50% CP
                 (Texas
                 State), Mandatory Tender 6/8/1998                                       11,300,000
  44,000,000     Texas State (Series A), 4.75% TRANs, 8/31/1998                          44,162,927
                  Total                                                                 198,092,927
                 UTAH--1.8%
   7,400,000     Salt Lake County, UT, Multifamily Housing Revenue Refunding
                 Bonds (Series 1992) Weekly VRDNs (Santa Fe Apartments)/(First
                 Security Bank of Utah, N.A. LOC)                                         7,400,000
  21,500,000     Utah State (Series 1997A), 3.40% CP (Toronto-Dominion Bank LIQ),
                 Mandatory Tender 4/1/1998                                               21,500,000
   5,000,000     Washington County, UT School District, 4.00% TANs, 6/1/1998              5,000,962
                  Total                                                                  33,900,962
                 VIRGINIA--7.7%
   6,420,000     Alexandria, VA Redevelopment and Housing Authority
                 (Series 1996A) Weekly VRDNs (Glebe Park Apartments Project)/
                 (Kredietbank N.V., Brussels LOC)                                         6,420,000
   2,500,000     Arlington County, VA Weekly VRDNs (Ballston Public Parking)/
                 (Citibank N.A., New York LOC)                                            2,500,000
   1,000,000     Chesapeake, VA IDA, IDRB (Series 1988) Weekly VRDNs
                 (Sumitomo Machinery Corp. of America Corp.)/(Sumitomo Bank
                 Ltd., Osaka LOC)                                                         1,000,000
  10,000,000     Chesterfield County, VA IDA, 3.50% CP (Virginia Electric Power
                 Co.),
                 Mandatory Tender 7/15/1998                                              10,000,000
   1,150,000     Fairfax County, VA EDA, Facilities Revenue Refunding Bonds
                 (Series 1993) Weekly VRDNs (Future Homemakers of America)/
                 (Nationsbank, N.A., Charlotte LOC)                                       1,150,000

TAX-FREE INSTRUMENTS TRUST

  PRINCIPAL
    AMOUNT                                                                                VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 VIRGINIA--CONTINUED
 $ 1,900,000     Fairfax County, VA IDA Weekly VRDNs (Inova Health System)/
                 (Credit Suisse First Boston LIQ)                                   $     1,900,000
  10,800,000     Fairfax County, VA IDA (Series 1993B), 3.50% CP (Inova Health
                 System), Mandatory Tender 4/13/1998                                     10,800,000
   2,400,000     Fauquier County, VA IDA, Refunding Revenue Bonds Weekly
                 VRDNs (Warrenton Development Co.)/(Nationsbank, N.A.,
                 Charlotte LOC)                                                           2,400,000
   3,500,000     Frederick County, VA IDA (Series 1997) Weekly VRDNs (Jouan, Inc.)/
                 (Wachovia Bank of NC, NA, Winston-Salem LOC)                             3,500,000
  16,800,000 (a) Henrico County, VA IDA, MERLOTs (Series 1997C) Weekly VRDNs
                 (Bon Secours Health System)/(FSA INS)/(Corestates Bank N.A.,
                 Philadelphia, PA LIQ)                                                   16,800,000
  28,500,000     James City County, VA IDA (Series 1997) Weekly VRDNs (Riverside
                 Health System-Patriots Colony)                                          28,500,000
   3,000,000     Richmond, VA Redevelopment & Housing Authority (Series 1989)
                 Weekly VRDNs (Belmont Apartment)/(First Union National Bank,
                 Charlotte, NC LOC)                                                       3,000,000
   8,500,000     Richmond, VA Redevelopment & Housing Authority (Series B-1)
                 Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                 Landesbank Girozentrale LOC)                                             8,500,000
   4,400,000     Richmond, VA Redevelopment & Housing Authority (Series B-10)
                 Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                 Landesbank Girozentrale LOC)                                             4,400,000
   6,000,000     Richmond, VA Redevelopment & Housing Authority (Series B-2)
                 Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                 Landesbank Girozentrale LOC)                                             6,000,000
   3,160,000     Richmond, VA Redevelopment & Housing Authority (Series B-5)
                 Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                 Landesbank Girozentrale LOC)                                             3,160,000
   3,555,000     Richmond, VA Redevelopment & Housing Authority (Series B-6)
                 Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                 Landesbank Girozentrale LOC)                                             3,555,000

TAX-FREE INSTRUMENTS TRUST

 PRINCIPAL
    AMOUNT                                                                                VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 VIRGINIA--CONTINUED
 $ 4,000,000     Richmond, VA Redevelopment & Housing Authority (Series B-9)
                 Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                 Landesbank Girozentrale LOC)                                       $     4,000,000
   4,380,000     Suffolk, VA Redevelopment & Housing Authority Weekly VRDNs
                 (Terry/Peterson Development Corp.)/(Nationsbank, N.A., Charlotte
                 LOC)                                                                     4,380,000
   3,105,000     Suffolk, VA Redevelopment & Housing Authority (Series 1994)
                 Weekly VRDNs (Terry/Peterson Associates II Project)/(Nationsbank,
                 N.A., Charlotte LOC)                                                     3,105,000
   7,500,000     Virginia Resources Authority, Water and Sewer (Series 1997)
                 Weekly VRDNs (Henrico County, VA)/(Crestar Bank of Virginia,
                 Richmond LIQ)                                                            7,500,000
   1,500,000     Virginia State Housing Development Authority (Series 1987A)
                 Weekly VRDNs (AHC Service Center)/(Bank of Tokyo-Mitsubishi
                 Ltd. LOC)                                                                1,500,000
   3,400,000     Virginia State Housing Development Authority (Series G-1), 5.70%
                 TOBs, Mandatory Tender 7/1/1998                                          3,414,543
   4,000,000     Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial
                 Williamsburg Foundation Museum)/(Nationsbank, N.A.,
                 Charlotte LOC)                                                           4,000,000
   7,800,000     York County, VA IDA (Series 1985), 3.55% CP (Virginia Electric
                 Power Co.), Mandatory Tender 7/15/1998                                   7,800,000
                  Total                                                                 149,284,543
                 WEST VIRGINIA--0.9%
   2,700,000     Berkeley County, WV County Commission, Industrial Development
                 Bonds (Series 1994) Weekly VRDNs (Brentwood Industries, Inc.
                 Project)/(Corestates Bank N.A., Philadelphia, PA LOC)                    2,700,000
   3,500,000     Huntington, WV Municipal Development Authority (Series 1997A)
                 Weekly VRDNs (Huntington Civic Arena Improvement)/(Bank One,
                 West Virginia, N.A. LOC)                                                 3,500,000

TAX-FREE INSTRUMENTS TRUST

 PRINCIPAL
    AMOUNT                                                                                VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 WEST VIRGINIA--CONTINUED
 $11,500,000     Marshall County, WV, PCR (Series 1992) Weekly VRDNs
                 (PPG Industries, Inc.)                                             $    11,500,000
                  Total                                                                  17,700,000
                 WISCONSIN--2.7%
   2,650,000     Combined Locks, WI, Revenue Refunding Bonds (Series 1997)
                 Weekly VRDNs (Appleton Papers)/(Bank of Nova Scotia,
                 Toronto LOC)                                                             2,650,000
   2,000,000     Green Bay, WI IDA, IDRB (Series 1985) Weekly VRDNs (St. Mary's
                 Holdings, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)                       2,000,000
   5,000,000     Mequon-Thiensville, WI School District, 4.10% TRANs, 10/1/1998           5,003,597
  15,430,000     Merrill Area, WI Common Public School District, 4.55% BANs,
                 10/1/1998                                                               15,454,398
     740,000     Spooner, WI (Series 1994) Weekly VRDNs (Nash Finch Co.)/
                 (U.S. Bank, N.A., Minneapolis LOC)                                         740,000
  10,000,000     Waukesha, WI School District, 4.10% TRANs, 8/21/1998                    10,007,474
   2,345,000     Wisconsin Health and Educational Facilities Authority (Series
                 1997)
                 Weekly VRDNs (16th Street Community Health Center, Inc.)/
                 (Bank One, Wisconsin, N.A. LOC)                                          2,345,000
   5,220,000     Wisconsin Health and Educational Facilities Authority (Series
                 1997)
                 Weekly VRDNs (Cedar Crest, Inc.)/(Bank One, Wisconsin, N.A. LOC)         5,220,000
     280,000     (a) Wisconsin Housing & Economic Development Authority (Series
                 B), 4.05% TOBs (FSA INS)/(Corestates Bank N.A., Philadelphia,
                 PA LIQ), Optional Tender 6/1/1998 280,000
   8,000,000 (a) Wisconsin Housing & Economic Development Authority, Trust
                 Receipts (Series 1997) Weekly VRDNs (Commerzbank AG,
                 Frankfurt LIQ)                                                           8,000,000
                  Total                                                                  51,700,469
                 WYOMING--0.3%
   1,830,000     Sweetwater County, WY IDA Weekly VRDNs (FMC Gold Co.)/
                 (Wachovia Bank of NC, N.A., Winston-Salem LOC)                           1,830,000

TAX-FREE INSTRUMENTS TRUST

 PRINCIPAL
    AMOUNT                                                                                VALUE
 SHORT-TERM MUNICIPALS--CONTINUED
                 WYOMING--CONTINUED
 $ 1,900,000     Sweetwater County, WY IDA, PCR Refunding Bonds (Series 1994)
                 Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of New York,
                 New York, First Interstate Bank of Oregon N.A. and Nationsbank of
                 Texas, N.A. LIQs)                                                  $     1,900,000
   1,930,000     Wyoming Community Development Authority (Series 1986C), 3.80%
                 TOBs (First National Bank of Chicago LIQ), Optional Tender
                 6/1/1998                                                                 1,930,041
                  Total                                                                   5,660,041
                 OTHER--1.2%
  11,009,424 (a) ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs
                 (Lasalle National Bank, Chicago LIQ)/(Lasalle National Bank,
                 Chicago LOC)                                                            11,009,424
  11,175,000     Banc One Capital Higher Education Tax-Exempt Income Trust
                 (Series 1) Weekly VRDNs (Bank One, Indianapolis, N.A. LOC)              11,175,000
                  Total                                                                  22,184,424
                  TOTAL INVESTMENTS (AT AMORTIZED COST)(B)                          $ 1,915,768,888

Securities that are subject to Alternative Minimum Tax represent 19.3% of the portfolio as calculated based upon total portfolio market value.

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At March 31, 1998, these securities amounted to $374,937,865 which represents 19.4% of net assets. These restricted securities are considered to be liquid.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($1,930,391,638) at March 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation

BANs --Bond Anticipation Notes

CAPMAC --Capital Municipal Assurance Corporation

COL --Collateralized

CP --Commercial Paper

EDA --Economic Development Authority

EDFA --Economic Development Financing Authority

EDRB --Economic Development Revenue Bonds

FGIC --Financial Guaranty Insurance Company

FHA --Federal Housing Administration

FSA --Financial Security Assurance

GNMA --Government National Mortgage Association

GO --General Obligation

GTD --Guaranty

HEFA --Health and Education Facilities Authority

HFA --Housing Finance Authority

HFDC --Health Facility Development Corporation

IDA --Industrial Development Authority

IDB --Industrial Development Bond

IDC --Industrial Development Corporation

IDR --Industrial Development Revenue

IDRB --Industrial Development Revenue Bond

IDFA --Industrial Development Finance Authority

IFA --Industrial Finance Authority

INS --Insured

IRB -- Industrial Revenue Bond

LIQ --Liquidity Agreement

LLC --Limited Liability Corporation

LOC --Letter of Credit

MBIA --Municipal Bond Investors Assurance

MERLOTs --Municipal Exempt Receipts - Liquidity Optional Tender Series

PCA --Pollution Control Authority

PCR --Pollution Control Revenue

PCFA --Pollution Control Finance Authority

PFA --Public Facility Authority

PLC --Public Limited Company

RANs --Revenue Anticipation Notes

SA --Support Agreement

SFM --Single Family Mortgage

TANs --Tax Anticipation Notes

TOBs --Tender Option Bonds

TRANs --Tax and Revenue Anticipation Notes

UT --Unlimited Tax

VRDB --Variable Rate Demand Bond

VRDNs --Variable Rate Demand Notes

The Trust may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's ("S&P"), MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1, and F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Trust follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At March 31 1998, tier rating percentages were as follows:

TIER RATING PERCENT BASED ON TOTAL MARKET VALUE (UNAUDITED)

FIRST TIER         SECOND TIER

94.4%                 5.6%

(See Notes which are an integral part of the Financial Statements)

TAX-FREE INSTRUMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1998

 ASSETS:
 Total investments in securities, at amortized cost and value                     $   1,915,768,888
 Cash                                                                                     5,288,785
 Income receivable                                                                       14,841,059
 Receivable for shares sold                                                              16,426,606
 Prepaid expenses                                                                           122,692
   Total assets                                                                       1,952,448,030
 LIABILITIES:
 Payable for shares redeemed                                        $  19,686,737
 Income distribution payable                                            1,779,199
 Accrued expenses                                                         590,456
   Total liabilities                                                                     22,056,392
 NET ASSETS for 1,930,594,170 shares outstanding                                  $   1,930,391,638
 NET ASSETS CONSIST OF:
 Paid in capital                                                                  $   1,930,594,170
 Undistributed net investment income                                                          5,242
 Accumulated net realized loss on investments                                              (207,774)
   Total Net Assets                                                               $   1,930,391,638
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INVESTMENT SHARES:
 $1,646,267,395 / 1,646,335,297 shares outstanding                                            $1.00
 INSTITUTIONAL SERVICE SHARES:
 $284,124,243 / 284,258,873 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

TAX-FREE INSTRUMENTS TRUST

STATEMENT OF OPERATIONS

YEAR ENDED MARCH 31, 1998

 INVESTMENT INCOME:
 Interest                                                                           $    68,054,262
 EXPENSES:
 Investment advisory fee                                          $  9,018,069
 Administrative personnel and services fee                           1,361,111
 Custodian fees                                                         90,575
 Transfer and dividend disbursing agent fees and                       606,995
 expenses
 Directors'/Trustees' fees                                              32,443
 Auditing fees                                                          15,548
 Legal fees                                                             16,816
 Portfolio accounting fees                                             153,749
 Shareholder services fee--Investment Shares                         3,835,777
 Shareholder services fee--Institutional Service                       673,051
 Shares
 Share registration costs                                              131,294
 Printing and postage                                                  142,610
 Insurance premiums                                                     32,587
 Taxes                                                                  11,250
 Miscellaneous                                                          15,091
     Total expenses                                                 16,136,966
 Waivers --
     Waiver of investment advisory fee               $(1,109,430)
     Waiver of shareholder services fee--Investment   (1,534,311)
     Shares
     Waiver of shareholder services fee
     --Institutional Service Shares                     (673,051)
        Total waivers                                               (3,316,792)
               Net expenses                                                              12,820,174
                 Net investment income                                                   55,234,088
 Net realized gain on investments                                                           241,962
     Change in net assets resulting from operations                                 $    55,476,050

(See Notes which are an integral part of the Financial Statements)

TAX-FREE INSTRUMENTS TRUST

STATEMENT OF CHANGES IN NET ASSETS

                                                                           YEAR ENDED MARCH 31,
                                                                     1998                1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                            $  55,234,088     $    51,072,941
 Net realized gain (loss) on investments ($241,962 and
  $228,552 net gain, respectively, as computed for federal
  income tax purposes)                                                  241,962             228,552
  Change in net assets resulting from operations                     55,476,050          51,301,493
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Investment Shares                                                 (46,640,752)        (41,768,570)
  Institutional Service Shares                                       (8,593,336)         (9,304,371)
   Change in net assets resulting from distributions
   to shareholders                                                  (55,234,088)        (51,072,941)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                     5,300,217,398       4,986,838,234
 Net asset value of shares issued to shareholders in payment
 of distributions declared                                           46,548,654          42,372,256
 Cost of shares redeemed                                         (5,171,480,575)     (5,044,423,524)
  Change in net assets resulting from share transactions            175,285,477         (15,213,034)
   Change in net assets                                             175,527,439         (14,984,482)
 NET ASSETS:
 Beginning of period                                              1,754,864,199       1,769,848,681
 End of period (including undistributed net investment income
 of $5,242 and $5,242, respectively)                            $ 1,930,391,638     $ 1,754,864,199

(See Notes which are an integral part of the Financial Statements)

TAX-FREE INSTRUMENTS TRUST

FINANCIAL HIGHLIGHTS -- INVESTMENT SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    YEAR ENDED MARCH 31,
                                            1998       1997      1996          1995             1994
 NET ASSET VALUE, BEGINNING OF PERIOD       $ 1.00     $ 1.00     $ 1.00           $ 1.00      $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                       0.03       0.03       0.03             0.03        0.02
 LESS DISTRIBUTIONS
  Distributions from net investment          (0.03)     (0.03)     (0.03)           (0.03)      (0.02)
  income
 NET ASSET VALUE, END OF PERIOD             $ 1.00     $ 1.00     $ 1.00           $ 1.00      $ 1.00
 TOTAL RETURN(A)                              3.10%      2.92%      3.32%            2.70%       2.01%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                    0.73%      0.71%      0.71%            0.70%       0.61%
  Net investment income                       3.04%      2.88%      3.27%            2.66%       2.00%
  Expense waiver/reimbursement(b)             0.16%      0.18%      0.24%            0.17%       0.14%
 SUPPLEMENTAL DATA
  Net assets, end of period (000        $1,646,267 $1,506,918 $1,465,333       $1,277,894  $1,327,506
  omitted)

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TAX-FREE INSTRUMENTS TRUST

FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  YEAR ENDED MARCH 31,
                                                1998      1997       1996        1995      1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00    $ 1.00     $ 1.00      $ 1.00     $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.03      0.03       0.03        0.03       0.01
 LESS DISTRIBUTIONS
  Distributions from net investment income        (0.03)    (0.03)     (0.03)      (0.03)     (0.01)
 NET ASSET VALUE, END OF PERIOD                  $ 1.00    $ 1.00     $ 1.00      $ 1.00     $ 1.00
 TOTAL RETURN(B)                                   3.25%     3.08%      3.47%       2.85%      0.92%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                         0.58%     0.56%      0.56%       0.55%      0.55%*
  Net investment income                            3.19%     3.02%      3.43%       2.82%      1.99%*
  Expense waiver/reimbursement(c)                  0.31%     0.33%      0.40%       0.17%      0.14%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)      $284,124  $247,946   $304,516    $358,826   $390,453

* Computed on an annualized basis.

(a) Reflects operations for the period from October 15, 1993 (date of initial public investment) to March 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TAX-FREE INSTRUMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 1998

1. ORGANIZATION

Tax-Free Instruments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust offers two classes of shares: Investment Shares and Institutional Service Shares. The investment objective of the Trust is current income which is exempt from federal income tax including the alternative minimum tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At March 31, 1998, the Trust, for federal tax purposes, had a capital loss carryforward of $208,158, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR          EXPIRATION AMOUNT

2004                         $208,158

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Trust will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. Additional information on each restricted security held at March 31, 1998 is as follows:

 SECURITY                                            ACQUISITION DATE       ACQUISITION COST
 Jefferson County, AL, Trust Receipts                    2/19/1998         $        6,400,000
 Madison, AL IDA, (Series A)                             7/31/1996                    900,000
 California Educational Facilities Authority             2/20/1998                  8,000,000
 California Public Capital Improvements
  Financing Authority                               3/18/1998 - 4/2/1998           13,990,000
 Northern California Transmission Agency                 2/19/1998                  6,100,000
 Colorado Municipal Securities Trust
  (Series 1996B)                                         9/12/1997                  3,375,000
 Denver (City & County), CO                              2/12/1998                 41,645,000
 Thornton, CO, Multifamily Housing                 10/4/1995 - 10/19/1995           5,365,000
 Clipper Connecticut Tax Exempt Trust                    10/31/1997                   489,400
 Connecticut State HFA, PT-1003                          7/18/1997                  4,990,000
 Chicago, IL Public Building Commission
  (Series 1997)                                     6/30/1997 - 7/1/1997           17,100,000
 Illinois Health Facilities Authority
  (Series 1989A)                                   2/27/1998 - 3/19/1998           19,400,000
 Metropolitan Pier & Exposition Authority, IL            2/13/1998                 12,200,000
 Clipper Tax Exempt Trust                                2/12/1998                 17,755,594
 Massachusetts Turnpike Authority                        2/10/1998                  2,215,000
 Dakota County, MN Housing
  & Redevelopment Authority                              3/20/1998                  1,345,000
 Minneapolis/St. Paul, MN Housing Finance
  Board                                                   2/2/1998                    881,000
 Douglas County, NE Industrial Development               11/22/1994                 1,110,000
 New Jersey EDA                                          12/28/1992                   162,447
 New Jersey Housing & Mortgage Financing
  Authority                                              2/23/1998                  9,995,000
 New Jersey State Transportation Trust Fund
  Agency                                                 2/17/1998                  5,000,000


 SECURITY                                          ACQUISITION DATE         ACQUISITION COST
 Metropolitan Transportation Authority,
  New York, Commuter Facilities                        8/29/1997          $         8,815,000
 Metropolitan Transportation Authority,
  New York                                             6/12/1997                   13,000,000
 New York City Municipal Water Finance
  Authority                                     10/16/1997 - 10/22/1997             7,090,000
 New York City, NY (PA-156)                            12/30/1997                   7,000,000
 New York State Environmental Facilities
  Corp.                                                10/30/1997                   7,000,000
 VRDC/IVRC Trust (Series 1992A)                  2/18/1998 - 3/19/1998             15,000,000
 VRDC/IVRC Trust (Series 1993G)                        12/24/1997                   6,500,000
 Martin County, NC IFA, (Series 1993)            11/28/1997 - 3/19/1998            20,000,000
 NCNB Pooled Tax-Exempt Trust
  (Series 1990A)                                        1/3/1992                      500,000
 NCNB Pooled Tax-Exempt Trust
  (Series 1990B)                                       11/29/1990                   2,700,000
 North Carolina Eastern Municipal Power
  Agency PA-171                                        3/23/1998                    6,060,000
 North Carolina Eastern Municipal Power
  Agency PT-132                                        10/2/1997                    8,000,000
 Fargo, ND IDRB (Series 1994)                          6/26/1995                    2,470,000
 ABN AMRO Chicago Corp. 1997-1 Lease
  TOPS Trust                                     12/30/1997 - 3/4/1998             11,009,424
 Tulsa, OK International Airport                       3/31/1997                    6,100,000
 Pennsylvania EDFA (Series 1996 E)               11/13/1996 - 2/4/1998              2,500,000
 South Dakota Housing Development
  Authority, CDC Municipal Products, Inc.              8/22/1996                   11,585,000
 South Dakota Housing Development
  Authority                                            9/19/1996                    8,115,000
 Tennessee Housing Development Agency                  8/29/1997                    7,995,000
 Harris County, TX HFDC                          9/24/1997 - 12/26/1997            10,000,000
 Southeast Texas Housing Finance Corp.                 3/25/1998                   10,000,000
 Henrico County, VA IDA                                5/14/1997                   16,800,000
 Wisconsin Housing & Economic
  Development Authority (Series B)                     2/27/1998                      280,000
 Wisconsin Housing & Economic
  Development Authority                                11/6/1997                    8,000,000

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER --Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At March 31, 1998, capital paid-in aggregated $1,930,594,170. Transactions in shares were as follows:


                                                                   YEAR ENDED MARCH 31
 INVESTMENT SHARES                                             1998               1997
 Shares sold                                                 4,451,502,443      4,067,609,898
 Shares issued to shareholders in payment of                    45,566,902         40,667,650
 distributions declared
 Shares redeemed                                            (4,357,926,684)    (4,066,883,584)
  Net change resulting from Investment Share                   139,142,661         41,393,964
  transactions

                                                                      YEAR ENDED MARCH 31
 INSTITUTIONAL SERVICE SHARES                                    1998             1997
 Shares sold                                                   848,714,955        919,228,336
 Shares issued to shareholders in payment of distributions         981,752          1,704,606
 declared
 Shares redeemed                                              (813,553,891)      (977,539,940)
  Net change resulting from Institutional Service Share
  transactions                                                  36,142,816       (56,606,998)
   Net change resulting from share transactions                175,285,477       (15,213,034)

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS -- During the period ended March 31, 1998, the Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $3,382,957,312 and $3,465,804,000, respectively.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 ISSUE -- Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of

TAX-FREE INSTRUMENTS TRUST:

We have audited the accompanying statement of assets and liabilities of Tax-Free Instruments Trust (a Massachusetts business trust), including the schedule of portfolio investments, as of March 31, 1998, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Instruments Trust as of March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
May 14, 1998

DIRECTORS

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

William J. Copeland

James E. Dowd

Lawrence D. Ellis, M.D.

Edward L. Flaherty, Jr.

Peter E. Madden

John E. Murray, Jr.

Wesley W. Posvar

Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Glen R. Johnson
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President,
Treasurer, and Secretary

Richard B. Fisher
Vice President

Karen M. Brownlee
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectuses which contain facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400

www.federatedinvestors.com

Cusip 876924101
Cusip 876924200
8042604 (5/98)